PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB

Buildings	128,282	128,659
Motor vehicles	4,464	4,147
Office and computer equipment	63,685	59,372
Leasehold improvements	83,251	89,667
Sub-total	279,682	281,845
Less: accumulated depreciation	(122,219)	(137,353)
Total	157,463	144,492

For the years ended December 31, 2018, 2019 and 2020, depreciation expenses were RMB 19,973, RMB 18,481 and RMB 24,477, respectively, which were recorded in cost of revenues, selling and marketing expenses, general and administrative expenses and research and development expenses.

The Group has not obtained the building ownership certificates for certain buildings with a total net carrying value of approximately RMB 30,689 and RMB 31,764 as of December 31, 2020 and 2019, respectively. In July 2020, the Group mortgaged its office property in Beijing, China to obtain a line of credit from Bank of Huaxia. Refer to Note 12 Short-Term Borrowing for further information.